Debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Outstanding Short-Term and Long-Term Debt
The following table summarizes our outstanding short-term and long-term debt and other financial liabilities:

	As of December 31, 2023	As of December 31, 2022
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	$—	$5,177
Collect on debenture issuance by securitization program (Note 11)	—	2,231
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	—	251
Loan with Itaú Unibanco S.A. principal amounts 17,200,000 Reais and 3,000,000 Reais	3,605	3,926
Long-term debt, including current maturities	3,605	11,585
Less: Current maturities of long-term debt	1,343	6,466
Long-term debt, excluding current maturities	$2,262	$5,119
Short-term debt, including current maturities of long-term debt	28,530	29,931
Total short-term and long-term debt	$30,792	$35,050

Summary of Long-Term Debt Instruments
The following table shows the details of the long-term debt outstanding as of December 31, 2023:

Loan	Issuance date	Maturity date	Currency	Amount in original currency	Amount in U.S. dollars	Interest rate	Interest payment
Itaú Unibanco S.A.	November 2020	November 2026	Reais	14,896	3,070	4%	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	2,598	535	4%	Monthly

Summary of Changes in Debt
The changes in the balance of our total short-term and long-term debt as of December 31, 2023 and 2022 consist of the following:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$35,050	$26,683
Collect on debenture issuance by securitization program (Note 11)	—	2,231
Payments of debenture issuance by securitization program (Note 11)	(2,231)	—
Payment of borrowings	(5,807)	(3,927)
Accrued interest	630	641
Interest paid	(361)	(229)
Foreign currency translation adjustment	(211)	(3,997)
Short-term loans, net	3,722	13,648
Balance, end of year	$30,792	$35,050